Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Mar-2014
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
19
15-Apr-2014
Distribution Date
31-Mar-2014
1-Mar-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
11-Apr-2014
Record Date
14-Apr-2014
30
29
15-Apr-2014
17-Mar-2014
15-Apr-2014
15-Mar-2014
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
450,000,000.00
0.000000
6,624,207.70
6,624,207.70
0.00
Class A-2 Notes
13.248415
500,000,000.00
0.000000
450,000,000.00
31,560,363.67
418,439,636.33
Class A-3 Notes
70.134141
450,000,000.00
0.929866
146,500,000.00
0.00
146,500,000.00
Class A-4 Notes
0.000000
146,500,000.00
1.000000
603,124,207.70
564,939,636.33
38,184,571.37
Total Note Balance
1,546,500,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
21,506,237.84
55,803,101.47
658,927,309.17
55,803,101.47
Pool Balance
681,715,198.30
642,248,975.64
1,650,866,041.78
1,594,374,327.63
56,491,714.15
22,787,889.13
620,742,737.80
47,874,327.63
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
55,803,101.47
3.50%
3.50%
47,874,327.63
3.00%
55,803,101.47
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.370000%
2,042.46
0.004085
6,626,250.16
13.252500
Class A-3 Notes
0.470000%
176,250.00
0.391667
31,736,613.67
70.525808
Class A-4 Notes
0.610000%
74,470.83
0.508333
74,470.83
0.508333
$38,437,334.66
Total
$252,763.29
Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Mar-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
41,020,115.07
Recoveries
0.00
39,060,954.80
41,020,115.07
60,664.76
360,153.52
1,537,999.94
342.05
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
0.00
568,096.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
252,763.29
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
38,184,571.37
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
2,014,684.41
Total Distribution
41,020,115.07
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
568,096.00
568,096.00
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
252,763.29
252,763.29
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
2,042.46
0.00
2,042.46
thereof on Class A-3 Notes
176,250.00
0.00
176,250.00
thereof on Class A-4 Notes
74,470.83
0.00
74,470.83
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
252,763.29
252,763.29
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
38,184,571.37
0.00
38,184,571.37
Aggregate Principal Distributable Amount
38,184,571.37
38,184,571.37
0.00
Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Mar-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,985,935.82
0.00
0.00
3,985,935.82
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
308.19
33.86
33.86
33.86
342.05
3,985,935.82
Notice to Investors
Investor Report
Mercedes-Benz Auto Receivables Trust 2012-1
Collection Period Ended

Amounts in USD
31-Mar-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
3,090,867.59
1,650,866,041.78
31-60 Days Delinquent
2,833,431.81
364,840.89
125
27
16
0.44%
0.13%
0.06%
2.85%
32.45
31.42
845,720.55
Current
-10,126.47
99.37%
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
681,715,198.30
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
13,838,093.67
0.00
405,267.86
642,248,975.64
38,050
39,252
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date
Current
Amount
Number of Receivables
Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
642,248,975.64
38,050
100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
405,267.86
59,661.81
355,732.52
0.187%
60,543
638,204,982.39
37,882
25,222,861.13
2.93%
47.48
Pool Factor
38.90%
13.98